LOANS, Non-Accrual and Past Due Loans (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	$ 1,080		$ 1,080		$ 2,664	$ 2,628
Interest forgone on non-accrual loans	22	$ 68	37	$ 105	200	127
Commercial Real Estate [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	966		966		2,064	1,310
Commercial Real Estate [Member] | Commercial ADC [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	4		4		5	1,022
Commercial Real Estate [Member] | Farmland [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans					0	43
Commercial Real Estate [Member] | Multifamily [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans					0	153
Commercial Real Estate [Member] | Owner Occupied [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	956		956		2,031	55
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	6		6		28	37
Commercial [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	0		0		25	1,139
Commercial [Member] | Commercial and Industrial [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	0		0		25	1,139
Residential Mortgage [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	79		79		541	179
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	74		74		86	179
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	5		5		455	0
Home Equity Lines [Member]
Non-accrual loans, segregated by category [Abstract]
Total non-accrual loans	$ 30		$ 30		$ 34	$ 0